Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flow from operating activities
Net loss for the year	$ (9,103)		$ (17,485)		$ (3,149)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9		4		5
Capital loss	0		10		0
Non-cash financial expenses due to convertible notes modification	0		2,878		0
Stock-based compensation expense	601		10,851		208
Changes in operating assets and liabilities:
Decrease (Increase) in other accounts receivable	(149)		(2)		(11)
Increase (decrease) in trade payables	(480)		954		(89)
Increase (decrease) in other accounts payable	(91)		228		(103)
Increase (decrease) in related party	(28)		38		60
Net cash provided by (used in) operating activities	(9,241)		(2,524)		(3,079)
Cash flow from investing activities
Purchase of property and equipment	(770)		(13)		(32)
Proceeds from sale of property and equipment	0		16		0
Investment in securities, available for sale	(2,246)		0		0
Investment in short-term deposit	(6,000)		0		0
Net cash provided by (used in) investing activities	(9,016)		3		(32)
Cash flow from financing activities
Credit from bank	0		0		(9)
Receipt of short term loan from bank	0		0		26
Repayments of short-term loan from bank	0		(20)		(6)
Receipt of convertible notes	0		1,840		0
Issuance of ordinary shares	2,000		120		0
Issuance of ordinary shares upon IPO, net *)	39,856	[1]	0	[1]	0	[1]
Issuance of capital note	0		0		3,672
Net cash provided by financing activities	41,856		1,940		3,683
Increase (decrease) in cash and cash equivalents	23,599		(581)		572
Cash and cash equivalents at the beginning of the year	137		718		146
Cash and cash equivalents at the end of the year	23,736		137		718
Supplemental disclosure of cash flow information:
Interest Paid	4		0		0
Convertible Debt [Member]
Non cash activity:
Conversion of convertible debt into ordinary shares	0		6,542		0
Capital Note [Member]
Non cash activity:
Conversion of convertible debt into ordinary shares	$ 0		$ 3,724		$ 0

[1]	Net of offering costs in the amount of $4,204.